Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee [Abstract]
Summary of Right-of-Use Assets within Consolidated Statements of Financial Position

The following amounts are presented as right-of-use assets within the consolidated statements of financial position as of the dates indicated:

(in thousands)	December 31, 2020	December 31, 2019
Buildings	€80,875	€54,956
Equipment, tools and installations	3	7
Automobiles	108	55
Production facilities	7,202	-
Advance payments	10,800	-
Total	€98,988	€55,018

Summary of Lease Liability Included in Interest-Bearing Loans and Borrowings

The following amounts are included in interest-bearing loans and borrowings as of the dates indicated:

(in thousands)	December 31, 2020	December 31, 2019
Current	€6,127	€3,485
Non-current	78,031	54,126
Total	€84,158	€57,611

Summary of Amounts Recognized in Consolidated Statement of Operations

Depreciation Charge of Right-of-Use Assets

	Years ended December 31,
(in thousands)	2020	2019	2018
Buildings	€4,628	€4,614	€2,751
Equipment, tools and installations	4	25	60
Automobiles	45	40	35
Production facilities	1,613	-	-
Total depreciation charge	€6,290	€4,679	€2,846

Interest on lease liabilities	€2,003	€1,718	€1,721
Expense related to short-term leases (included in other expenses)	875	442	431
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	300	90	90
Total amounts recognized in profit or loss	€9,468	€6,929	€5,088